Rights To Use Airport Facilities - Summary of Value of Rights to Use Airport Facilities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Rights To Use Airport Facilities [Line Items]
Rights to use airport facilities	$ 564,190	$ 597,799	$ 646,801
Gross carrying amount [Member]
Disclosure Of Rights To Use Airport Facilities [Line Items]
Rights to use airport facilities	2,117,708	2,117,708	2,117,708
Accumulated amortization [Member]
Disclosure Of Rights To Use Airport Facilities [Line Items]
Rights to use airport facilities	$ (1,553,518)	$ (1,519,909)	$ (1,470,907)